FORWARD FUNDS

Supplement dated October 25, 2012

to the

Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Aggressive Growth Allocation Fund ("No-Load Summary Prospectus"), Summary Prospectus for Class A and Class C Shares of the Forward Aggressive Growth Allocation Fund ("Load Summary Prospectus"), Forward Funds Investor Class and Institutional Class Prospectus ("No-Load Prospectus"), Forward Funds Class A Shares, Class B Shares, Class C Shares and Class M Shares Prospectus ("Load Prospectus"), and the Forward Funds Statement of Additional Information

each dated May 1, 2012, as supplemented

IMPORTANT NOTICE REGARDING CHANGE IN FUND NAME AND STRATEGIES AND ADDITION OF BENCHMARK INDEX

The following information applies to the Forward Aggressive Growth Allocation Fund (the "Fund") only:

Change in Fund Name

Effective December 3, 2012, the name of the Fund will be changed to the "Forward Multi-Strategy Fund." Accordingly, effective December 3, 2012, all references in each of the prospectuses and the statement of additional information to "Forward Aggressive Growth Allocation Fund" shall be replaced with "Forward Multi-Strategy Fund."

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Changes to Principal Investment Strategies

Additionally, the section titled "Principal Investment Strategies" in the No-Load Summary Prospectus, the Load Summary Prospectus, the No-Load Prospectus and the Load Prospectus shall be replaced in its entirety to read as follows:

The Fund is a "fund of funds" that primarily invests in a combination of other Forward Funds ("Underlying Funds"), including the following types of Underlying Funds: U.S. equity, frontier and emerging market, international equity, U.S. fixed-income, international fixed-income, money market, long/short, tactical and other alternative investment strategies. Forward Management, LLC ("Forward Management" or the "Advisor") uses an asset allocation strategy designed to provide capital appreciation to investors with a very high risk tolerance and an investment time horizon of 10 years or more. The Advisor may from time to time modify the asset allocation of the Fund in response to the Advisor's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes and investment strategies represented by each Underlying Fund. In addition to investing in other Forward Funds, the Fund may enter into repurchase agreements collateralized by the U.S. Government or its agencies. The Fund's current asset allocation, which is updated quarterly, is available at www.forwardinvesting.com.

Addition of Benchmark Index

Effective December 3, 2012, the HFRI Fund of Funds Composite Index is added as an additional benchmark index for the Fund. Accordingly, effective December 3, 2012, the following changes are made:

The third and fourth sentences of the first paragraph under the heading "Performance Information" in the No-Load Summary Prospectus and the No-Load Prospectus shall be revised to read as follows:

The accompanying table compares the Fund's Institutional Class and Investor Class shares' average annual total returns to those of certain market indices and an index of other funds of funds over time. A brief description of the indices is included in the Appendix to the Fund's prospectus.

The fourth and fifth sentences of the first paragraph under the heading "Performance Information" in the Load Summary Prospectus and the Load Prospectus shall be revised to read as follows:

The accompanying table compares the Fund's Class A and Class C shares' average annual total returns to those of certain market indices and an index of other funds of funds over time. A brief description of the indices is included in the Appendix to the Fund's prospectus.

The following sentence is added to the end of the second paragraph under the heading "Performance Information" in the No-Load Summary Prospectus, the Load Summary Prospectus, the No-Load Prospectus and the Load Prospectus:

Effective December 3, 2012, the HFRI Fund of Funds Composite Index was added as an additional benchmark index for the Fund.

The "Average Annual Total Returns" table in the No-Load Summary Prospectus and the No-Load Prospectus is supplemented with the following information, for the period ended December 31, 2011:

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
HFRI Fund of Funds Composite Index	–5.72%	–0.75%	3.25%	3.33%

The "Average Annual Total Returns" table in the Load Summary Prospectus and the Load Prospectus is supplemented with the following information, for the period ended December 31, 2011:

	1 YEAR	5 YEARS	SINCE INCEPTION
Forward Multi-Strategy Fund – Class C (Inception: 12/30/02)
HFRI Fund of Funds Composite Index	–5.72%	–0.75%	3.58%
Forward Multi-Strategy Fund – Class A (Inception: 9/29/03)
HFRI Fund of Funds Composite Index	–5.72%	–0.75%	3.05%

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FORWARD FUNDS

Supplement dated October 25, 2012

to the

Forward Funds Investor Class and Institutional Class Prospectus ("No-Load Prospectus") and Forward Funds Class A, Class B, Class C and Class M Prospectus ("Load Prospectus")

each dated May 1, 2012, as supplemented

IMPORTANT NOTICE REGARDING CHANGE OF BENCHMARK INDICES

The following information applies to the Forward Balanced Allocation Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund and Forward Income & Growth Allocation Fund (each a "Fund" and collectively, the "Funds") only:

Forward Balanced Allocation Fund

Effective December 3, 2012, the benchmark index for the Forward Balanced Allocation Fund will be the Balanced Allocation Blended Index (50% Barclays Capital Global Aggregate GDP Weighted Index/50% MSCI ACWI GDP Weighted Index). Accordingly, the following paragraph shall replace the second paragraph under the heading "Performance Information" in the No-Load Prospectus and the Load Prospectus:

Effective December 3, 2012, the Balanced Allocation Blended Index (50% Barclays Capital Global Aggregate GDP Weighted Index/50% MSCI ACWI GDP Weighted Index) replaced the Fund's prior benchmark indices. Forward Management made this recommendation to the Fund's Board because the new index more closely aligns to the Fund's investment strategies. Information on the Fund's prior benchmark indices will be shown for at least a one-year transition period. In the future, however, only the Balanced Allocation Blended Index, the Barclays Capital Global Aggregate GDP Weighted Index and the MSCI ACWI GDP Weighted Index will be shown.

Additionally, the "Average Annual Total Returns" table in the No-Load Prospectus is supplemented with the following information, for the period ended December 31, 2011:

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Balanced Allocation Blended Index (50% Barclays Capital Global Aggregate GDP Weighted Index/50% MSCI ACWI GDP Weighted Index)	–3.13%	2.62%	7.59%	6.19%
Barclays Capital Global Aggregate GDP Weighted Index	5.26%	6.19%	7.23%	6.74%
MSCI ACWI GDP Weighted Index	–11.46%	–1.84%	7.11%	4.80%

The "Average Annual Total Returns" table in the Load Prospectus is supplemented with the following information, for the period ended December 31, 2011:

	1 YEAR	5 YEARS	SINCE INCEPTION
Forward Balanced Allocation Fund – Class C (Inception: 12/30/02)
Balanced Allocation Blended Index (50% Barclays Capital Global Aggregate GDP Weighted Index/50% MSCI ACWI GDP Weighted Index)	–3.13%	2.62%	8.73%
Barclays Capital Global Aggregate GDP Weighted Index	5.26%	6.19%	6.66%
MSCI ACWI GDP Weighted Index	–11.46%	–1.84%	10.04%
Forward Balanced Allocation Fund – Class A (Inception: 9/29/03)
Balanced Allocation Blended Index (50% Barclays Capital Global Aggregate GDP Weighted Index/50% MSCI ACWI GDP Weighted Index)	–3.13%	2.62%	7.60%
Barclays Capital Global Aggregate GDP Weighted Index	5.26%	6.19%	6.32%
MSCI ACWI GDP Weighted Index	–11.46%	–1.84%	8.08%

Forward Growth & Income Allocation Fund

Effective December 3, 2012, the benchmark index for the Forward Growth & Income Allocation Fund will be the Growth & Income Allocation Blended Index (40% Barclays Capital Global Aggregate GDP Weighted Index/60% MSCI ACWI GDP Weighted Index). Accordingly, the following paragraph shall replace the second paragraph under the heading "Performance Information" in the No-Load Prospectus and the Load Prospectus:

Effective December 3, 2012, the Growth & Income Allocation Blended Index (40% Barclays Capital Global Aggregate GDP Weighted Index/60% MSCI ACWI GDP Weighted Index) replaced the Fund's prior benchmark indices. Forward Management made this recommendation to the Fund's Board because the new index more closely aligns to the Fund's investment strategies. Information on the Fund's prior benchmark indices will be shown for at least a one-year transition period. In the future, however, only the Growth & Income Allocation Blended Index, the Barclays Capital Global Aggregate GDP Weighted Index and the MSCI ACWI GDP Weighted Index will be shown.

Additionally, the "Average Annual Total Returns" table in the No-Load Prospectus is supplemented with the following information, for the period ended December 31, 2011:

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Growth & Income Allocation Blended Index (40% Barclays Capital Global Aggregate GDP Weighted Index/60% MSCI ACWI GDP Weighted Index)	–4.81%	1.80%	7.56%	5.98%
Barclays Capital Global Aggregate GDP Weighted Index	5.26%	6.19%	7.23%	6.74%
MSCI ACWI GDP Weighted Index	–11.46%	–1.84%	7.11%	4.80%

The "Average Annual Total Returns" table in the Load Prospectus is supplemented with the following information, for the period ended December 31, 2011:

	1 YEAR	5 YEARS	SINCE INCEPTION
Forward Growth & Income Allocation Fund – Class C (Inception: 12/30/02)
Growth & Income Allocation Blended Index (40% Barclays Capital Global Aggregate GDP Weighted Index/60% MSCI ACWI GDP Weighted Index)	–4.81%	1.80%	9.06%
Barclays Capital Global Aggregate GDP Weighted Index	5.26%	6.19%	6.66%
MSCI ACWI GDP Weighted Index	–11.46%	–1.84%	10.04%
Forward Growth & Income Allocation Fund – Class A (Inception: 9/29/03)
Growth & Income Allocation Blended Index (40% Barclays Capital Global Aggregate GDP Weighted Index/60% MSCI ACWI GDP Weighted Index)	–4.81%	1.80%	7.76%
Barclays Capital Global Aggregate GDP Weighted Index	5.26%	6.19%	6.32%
MSCI ACWI GDP Weighted Index	–11.46%	–1.84%	8.08%

Forward Growth Allocation Fund

Effective December 3, 2012, the benchmark index for the Forward Growth Allocation Fund will be the Growth Allocation Blended Index (20% Barclays Capital Global Aggregate GDP Weighted Index/80% MSCI ACWI GDP Weighted Index). Accordingly, the following paragraph shall replace the second paragraph under the heading "Performance Information" in the No-Load Prospectus and the Load Prospectus:

Effective December 3, 2012, the Growth Allocation Blended Index (20% Barclays Capital Global Aggregate GDP Weighted Index/80% MSCI ACWI GDP Weighted Index) replaced the Fund's prior benchmark indices. Forward Management made this recommendation to the Fund's Board because the new index more closely aligns to the Fund's investment strategies. Information on the Fund's prior benchmark indices will be shown for at least a one-year transition period. In the future, however, only the Growth Allocation Blended Index, the Barclays Capital Global Aggregate GDP Weighted Index and the MSCI ACWI GDP Weighted Index will be shown.

Additionally, the "Average Annual Total Returns" table in the No-Load Prospectus is supplemented with the following information, for the period ended December 31, 2011:

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Growth Allocation Blended Index (20% Barclays Capital Global Aggregate GDP Weighted Index/80% MSCI ACWI GDP Weighted Index)	–8.14%	0.05%	7.41%	5.46%
Barclays Capital Global Aggregate GDP Weighted Index	5.26%	6.19%	7.23%	6.74%
MSCI ACWI GDP Weighted Index	–11.46%	–1.84%	7.11%	4.80%

The "Average Annual Total Returns" table in the Load Prospectus is supplemented with the following information, for the period ended December 31, 2011:

	1 YEAR	5 YEARS	SINCE INCEPTION
Forward Growth Allocation Fund – Class C (Inception: 12/30/02)
Growth Allocation Blended Index (20% Barclays Capital Global Aggregate GDP Weighted Index/80% MSCI ACWI GDP Weighted Index)	–8.14%	0.05%	9.61%
Barclays Capital Global Aggregate GDP Weighted Index	5.26%	6.19%	6.66%
MSCI ACWI GDP Weighted Index	–11.46%	–1.84%	10.04%
Forward Growth Allocation Fund – Class A (Inception: 9/29/03)
Growth Allocation Blended Index (20% Barclays Capital Global Aggregate GDP Weighted Index/80% MSCI ACWI GDP Weighted Index)	–8.14%	0.05%	7.99%
Barclays Capital Global Aggregate GDP Weighted Index	5.26%	6.19%	6.32%
MSCI ACWI GDP Weighted Index	–11.46%	–1.84%	8.08%

Forward Income & Growth Allocation Fund

Effective December 3, 2012, the benchmark index for the Forward Income & Growth Allocation Fund will be the Income & Growth Allocation Blended Index (70% Barclays Capital Global Aggregate GDP Weighted Index/30% MSCI ACWI GDP Weighted Index). Accordingly, the following paragraph shall replace the second paragraph under the heading "Performance Information" in the No-Load Prospectus and the Load Prospectus:

Effective December 3, 2012, the Income & Growth Allocation Blended Index (70% Barclays Capital Global Aggregate GDP Weighted Index/30% MSCI ACWI GDP Weighted Index) replaced the Fund's prior benchmark indices. Forward Management made this recommendation to the Fund's Board because the new index more closely aligns to the Fund's investment strategies. Information on the Fund's prior benchmark indices will be shown for at least a one-year transition period. In the future, however, only the Income & Growth Allocation Blended Index, the Barclays Capital Global Aggregate GDP Weighted Index and the MSCI ACWI GDP Weighted Index will be shown.

Additionally, the "Average Annual Total Returns" table in the No-Load Prospectus is supplemented with the following information, for the period ended December 31, 2011:

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Income & Growth Allocation Blended Index (70% Barclays Capital Global Aggregate GDP Weighted Index/30% MSCI ACWI GDP Weighted Index)	0.22%	4.16%	7.54%	6.51%
Barclays Capital Global Aggregate GDP Weighted Index	5.26%	6.19%	7.23%	6.74%
MSCI ACWI GDP Weighted Index	–11.46%	–1.84%	7.11%	4.80%

Additionally, the "Average Annual Total Returns" table in the Load Prospectus is supplemented with the following information, for the period ended December 31, 2011:

	1 YEAR	5 YEARS	SINCE INCEPTION
Forward Income & Growth Allocation Fund – Class C (Inception: 12/30/02)
Income & Growth Allocation Blended Index (70% Barclays Capital Global Aggregate GDP Weighted Index/30% MSCI ACWI GDP Weighted Index)	0.22%	4.16%	7.99%
Barclays Capital Global Aggregate GDP Weighted Index	5.26%	6.19%	6.66%
MSCI ACWI GDP Weighted Index	–11.46%	–1.84%	10.04%
Forward Income & Growth Allocation Fund – Class A (Inception: 9/29/03)
Income & Growth Allocation Blended Index (70% Barclays Capital Global Aggregate GDP Weighted Index/30% MSCI ACWI GDP Weighted Index)	0.22%	4.16%	7.18%
Barclays Capital Global Aggregate GDP Weighted Index	5.26%	6.19%	6.32%
MSCI ACWI GDP Weighted Index	–11.46%	–1.84%	8.08%